                                                                                              Assurance Corporation
                                                                                                One Corporate Drive
                                                                                                       P.O. Box 883
                                                                                            Shelton, CT  06484-0883
                                                                                          Telephone: (203) 925-1888
                                                                                               FAX:  (203) 925-6932

Writer's Direct Dial (203) 402-1279

May 1, 2002

VIA EDGAR SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Certification Filing Pursuant to Rule 497(j)
         Registration No. 33-47976
         Investment Company Act No. 811-7260

Dear Sir/Madam:

In accordance with paragraph (j) of Rule 497 of the Securities Act of 1933, we certify that: (1) the form of
Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule
497 would not have differed from that contained in the most recent registration statement or amendment, and (2)
the text of the most recent registration statement or amendment has been filed electronically.

This certification is in lieu of filing a separate definitive prospectus and statement of additional information in connection with the above-referenced registration statement in accordance with Rule 497(c).

Sincerely,

/s/ Marta A. Collins
Marta A. Collins, Esq.

cc:      Patrick Scott, Esq.

GAL2